Deposits - Summary of Deposits and Components (Detail) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Disclosure Of Deposits [Line items]
Deposits	$ 731,952	$ 723,376	[1]
Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	124,518
Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	227,620
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	379,814
Financial liabilities at carrying value [member]
Disclosure Of Deposits [Line items]
Held at amortized cost	693,617	687,737
Financial liabilities at fair value [member]
Disclosure Of Deposits [Line items]
Designated at fair value	38,335	35,639
Personal [member]
Disclosure Of Deposits [Line items]
Deposits	248,396	239,035
Personal [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	13,424
Personal [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	127,950
Personal [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	107,022
Business and government [member]
Disclosure Of Deposits [Line items]
Deposits	408,563	412,561
Business and government [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	97,167
Business and government [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	99,492
Business and government [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	211,904
Bank [member]
Disclosure Of Deposits [Line items]
Deposits	25,848	22,296
Bank [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	13,927
Bank [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	178
Bank [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	11,743
Secured borrowings [member]
Disclosure Of Deposits [Line items]
Deposits	49,145	49,484
Secured borrowings [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	49,145
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	81,163	84,165
Canada [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	501,314	488,490
USA [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	11,498	12,816
USA [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	94,627	95,109
Other International [Member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	6,182	5,821
Other International [Member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	$ 37,168	$ 36,975

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.